CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Accounts receivable, allowance for credit loss | ¥	¥ 561		¥ 285
Prepayments and other current assets, allowance for credit losses | ¥	3,464		3,076
Other noncurrent assets, allowance for credit losses | ¥	¥ 5,544		¥ 4,886
Ordinary shares, shares issued	2,007,706,522		1,985,662,930
Ordinary shares, shares outstanding	2,007,706,522		1,985,662,930
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	4,500,000,000		4,500,000,000
Ordinary shares, shares issued	1,766,208,188		1,766,208,188
Ordinary shares, shares outstanding	1,651,894,442		1,629,850,850
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	355,812,080		355,812,080
Ordinary shares, shares outstanding	355,812,080		355,812,080